Dividend income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Dividend income	€ 384	€ 413	€ 455
Financial assets held for trading
Disclosure of financial assets [line items]
Dividend income	234	217	266
Financial assets available for sale
Disclosure of financial assets [line items]
Dividend income	€ 150	€ 196	€ 189